CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 483,603	$ 355,284
Short term deposits		34,093
Trade accounts receivable	150,731	141,048
Inventories	139,010	137,532
Other current assets	34,391	30,041
Total current assets	807,735	697,998
LONG-TERM INVESTMENTS	27,291	25,624
PROPERTY AND EQUIPMENT, NET	628,279	616,686
INTANGIBLE ASSETS, NET	23,848	28,129
GOODWILL	7,000	7,000
OTHER ASSETS, NET	4,355	4,447
TOTAL ASSETS	1,498,508	1,379,884
CURRENT LIABILITIES
Short-term debt and current maturities of loans and debentures	55,295	48,084
Trade accounts payable	95,328	99,262
Deferred revenue and customers' advances	25,689	26,169
Employee related liabilities	57,814	49,517
Other current liabilities	20,237	24,083
Total current liabilities	254,363	247,115
LONG-TERM LOANS FROM BANKS	120,146	133,163
DEBENTURES	177,463	162,981
LONG-TERM CUSTOMERS' ADVANCES	29,061	41,874
EMPLOYEE RELATED LIABILITIES	14,652	14,176
DEFERRED TAX LIABILITY	86,080	95,233
OTHER LONG-TERM LIABILITIES	2,728	2,728
Total liabilities	684,493	697,270
THE COMPANY'S SHAREHOLDERS' EQUITY	820,405	690,032
Non controlling interest	(6,390)	(7,418)
TOTAL EQUITY	814,015	682,614
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,498,508	$ 1,379,884